REGULATORY MATTERS (Details 1) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Partial Consolidation [Member]
Fixed assets ratio	37.30%	32.90%
Capital excess in relation to fixed assets ratio	9,976	11,711
Full Consolidation [Member]
Fixed assets ratio	14.50%	15.40%
Capital excess in relation to fixed assets ratio	28,669	24,397